Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

9.      COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases certain business and residential facilities under operating lease agreements that specify minimum rentals with lease terms ranging from two to two and a half years. The Company’s rent expense for the three months ended June 30, 2023 and 2022 was $0.4 million and $0.4 million, respectively. The Company’s rent expense for the six months ended June 30, 2023 and 2022 was $0.4 million and $0.4 million, respectively. Rent expense is included in general and administrative expense in the Consolidated Statements of Operations. Scheduled rent increases, if any, are amortized on a straight-line basis over the lease term.

Our lease agreements generally do not provide an implicit borrowing rate; therefore, an internal incremental borrowing rate is determined based on information available at lease commencement date for purposes of determining the present value of lease payments. We used the incremental borrowing rate on June 30, 2023 and December 31, 2022 for all leases that commenced prior to that date. In determining this rate, which is used to determine the present value of future lease payments, we estimate the rate of interest we would pay on a collateralized basis, with similar payment terms as the lease and in a similar economic environment.

Lease Costs

(In thousands)	Three months Ended June 30, 2023	Three months Ended June 30, 2022
Components of total lease costs:
Operating lease expense	$393	$436
Total lease costs	$393	$436
(In thousands)	Six months Ended June 30, 2023	Six months Ended June 30, 2022
Components of total lease costs:
Operating lease expense	$790	$803
Total lease costs	$790	$803

Lease Positions as of June 30, 2023 and December 31, 2022

Right of use, or ROU, lease assets and lease liabilities for our operating leases are recorded on the balance sheet as follows:

(In thousands)	June 30, 2023	December 31, 2022
Assets
Right of use asset – long term	$1,942	$2,693
Total right of use asset	$1,942	$2,693
Liabilities
Operating lease liabilities – short term	$1,488	$1,488
Operating lease liabilities – long term	348	1,084
Total lease liability	$1,836	$2,572

Lease Terms and Discount Rate

Weighted average remaining lease term (in years) – operating leases	1.2
Weighted average discount rate – operating leases	4%

Future minimum lease payments, which include non-cancelable operating leases at June 30, 2023, are as follows:

Year ending December 31,	(In thousands)
2023 (remainder)	$757
2024	1,071
2025	5
2026	3
Thereafter	—
Total minimum lease payment	$1,836

11.    COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases certain business and residential facilities under operating lease agreements that specify minimum rentals with lease terms ranging from two to two and a half years. The Company’s rent expense for the year ended December 31, 2022 and 2021 was $1.5 million and $0.9 million, respectively. Rent expense is included in general and administrative expense in the Consolidated Statements of Operations. Scheduled rent increases, if any, are amortized on a straight-line basis over the lease term.

Our lease agreements generally do not provide an implicit borrowing rate; therefore, an internal incremental borrowing rate is determined based on information available at lease commencement date for purposes of determining the present value of lease payments. We used the incremental borrowing rate on December 31, 2022 and December 31, 2021 for all leases that commenced prior to that date. In determining this rate, which is used to determine the present value of future lease payments, we estimate the rate of interest we would pay on a collateralized basis, with similar payment terms as the lease and in a similar economic environment.

Lease Costs

(in thousands)	Year Ended December 31, 2022	Year Ended December 31, 2021
Components of total lease costs:
Operating lease expense	$1,544	$902
Total lease costs	$1,544	$902

Lease Positions as of December 31, 2022 and December 31, 2021

ROU lease assets and lease liabilities for our operating leases are recorded on the balance sheet as follows:

(in thousands)	December 31, 2022	December 31, 2021
Assets
Right of use asset – long term	$2,693	$—
Total right of use asset	$2,693	$—
Liabilities
Operating lease liabilities – short term	$1,488	$—
Operating lease liabilities – long term	1,084	—
Total lease liability	$2,572	$—

Lease Terms and Discount Rate

Weighted average remaining lease term (in years) – operating leases	1.7
Weighted average discount rate – operating leases	4%

Future minimum lease payments, which include non-cancelable operating leases at December 31, 2022, are as follows:

Years ending December 31,	(in thousands)
2023	$1,577
2024	1,087
2025	5
2026	3
Thereafter	—
Total minimum lease payment	$2,672